Going Concern and Management's Plans (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Going Concern And Managements Plans [Abstract]
Accumulated deficit	$ 107,408,545
Working capital deficit	3,270,608
Net loss	38,726,259
Cash used in operations	$ 12,127,585